Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about inventories [line items]
Raw materials	¥ 4,264,858	¥ 3,863,338
Work in progress	904,313	960,127
Finished goods	1,246,694	1,132,096
Spare parts and consumables	181,733	203,912
Inventories	6,597,598	6,159,473
Gross carrying amount [member]
Disclosure of detailed information about inventories [line items]
Raw materials	4,265,699	3,863,647
Work in progress	951,493	1,004,580
Finished goods	1,265,964	1,154,679
Spare parts and consumables	259,934	266,189
Inventories	6,743,090	6,289,095
Provision for declines in the value of inventories [member]
Disclosure of detailed information about inventories [line items]
Raw materials	(841)	(309)
Work in progress	(47,180)	(44,453)
Finished goods	(19,270)	(22,583)
Spare parts and consumables	(78,201)	(62,277)
Inventories	¥ (145,492)	¥ (129,622)